Income Taxes (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Jan. 04, 2016	Jan. 31, 2018	Jan. 31, 2017	Dec. 22, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes					$ 2,569	$ 1,878	$ 64,291
Income tax rate					17.00%	17.00%	17.00%
Tax rate reduced				25% to 23%
Deferred tax liabilities					$ 31,000	$ 37,000
Amount of temporary differences					$ 162,000	$ 125,000
Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced		23%	24%
Hadera's income tax rate [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate reduced	1.5% to a rate of 25%
Israel [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate					23.00%	23.00%	24.00%
Singapore [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate					17.00%
Tax laws					Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and May 31, 2022 (extended from May 31, 2017 to May 31, 2022) are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months.
Singapore [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax rate					15.00%
Inkia Transaction [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes							$ 61